ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2024
Disclosure of analysis of single amount of discontinued operations [abstract]
ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS [Text Block]

18. ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS

During the year ended December 31, 2024, the Company opted to cease operations related to the development of its KXI HD control system (within its wholly-owned subsidiary, KIQ X). Management determined the operations of KIQ X to have met the definition of discontinued operations in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations. Consequently, the operations of KIQ X have been classified separately from the Company's continuing operations to net loss from discontinued operations as a single line in the consolidated statements of operations and comprehensive loss.

As a result of ceasing operations within KIQ X, indicators of impairment existed leading to a test of the recoverable amount of the KIQ X cash-generating unit, which consists of equipment, prototypes and intangible assets. A value-in-use calculation is not applicable as the Company does not have any expected cash flows from using the assets at this stage of operations. In estimating the fair value less costs of disposal, management estimated a recoverable amount of $89,719, representing the pending sale transactions as at December 31, 2024. As a result, a total of $89,719 was reclassified from property, plant and equipment to assets held for sale. This resulted in an impairment loss of $1,171,494. As this valuation technique requires management's judgment and estimates of the recoverable amount, it is classified within Level 3 of the fair value hierarchy.

For the years ended December 31, 2024, 2023 and 2022, the loss from discontinued operations relate to the following:

	2024	2023	2022
Expenses
Consulting fees	$109,489	$155,692	$3,822
Accounting and legal	$78,529	$98,247	$303,122
Office and administration	$493,199	$402,317	$386,755
Research	$986,307	$594,870	$593,737
Travel	$9,753	$23,985	$10,820
Marketing	$62,611	$82,274	$122,404
Foreign exchange (gain) loss	$(55,360)	$85,468	$10,878
Amortization	$115,227	$75,576	$78,726

Loss Before the Following:	$1,799,755	$1,518,429	$1,510,264
Loss on sale of equipment	$9,243	-	$20,602
Termination settlement	-	$465,360	-
Gain on lease reduction	$(11,050)	-	-
Impairment of prototypes and intangibles	$1,171,494	-	-

Net Loss from Discontinued Operations	$2,969,442	$1,983,789	$1,530,866

Cash flows from discontinued operations are as follows:

Cash flows	2024	2023	2022
Operating Activities	$(581,933)	$(1,306,561)	$(922,625)
Investing activities	$(746,761)	$(846,832)	$(875,495)
Financing activities	$(106,099)	$(130,081)	$(100,310)
Cash flows used in discontinued operations	$(1,434,793)	$(2,283,474)	$(1,898,430)

Supplemental Cash Flow Information from Discontinued Operations

	December 31,	December 31,	December 31,
	2024	2023	2022
Property, plant and equipment additions in accounts payable and accrued liabilities	$83,967	$19,469	$108,743
Intangible assets additions in accounts payable and accrued liabilities	-	-	$92,062
Deposit applied to intangible assets	-	-	$60,462
Interest paid	$7,660	$3,169	$10,193
Income taxes paid	-	-	-